NOTE 5. INVENTORIES	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
NOTE 5. INVENTORIES	Summaries of inventories are as follows:
	December 31,
	2013	2012

Commercial vehicles	$4,716	$5,747
Parts and accessories	603	981
Total	$5,319	$6,728